NON-CONTROLLING INTERESTS - Summarized Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Current assets	$ 10,217	$ 7,632
Assets	51,577	47,626
Current liabilities	3,497	2,642
Total liabilities	15,661	14,370
Nevada Gold Mines
Disclosure of subsidiaries [line items]
Current assets	4,610	3,812
Non-current assets	14,249	14,590
Assets	18,859	18,402
Current liabilities	1,006	807
Non-current liabilities	1,090	1,082
Total liabilities	2,096	1,889
Pueblo Viejo [Member]
Disclosure of subsidiaries [line items]
Current assets	983	776
Non-current assets	5,464	5,210
Assets	6,447	5,986
Current liabilities	1,374	1,245
Non-current liabilities	1,604	1,543
Total liabilities	2,978	2,788
Tanzania Mines [Member]
Disclosure of subsidiaries [line items]
Current assets	391	332
Non-current assets	2,267	2,215
Assets	2,658	2,547
Current liabilities	601	636
Non-current liabilities	464	438
Total liabilities	1,065	1,074
Loulo-Gounkoto [Member]
Disclosure of subsidiaries [line items]
Current assets	729	974
Non-current assets	3,342	3,446
Assets	4,071	4,420
Current liabilities	911	284
Non-current liabilities	691	537
Total liabilities	1,602	821
Tongon [Member]
Disclosure of subsidiaries [line items]
Current assets	0	136
Non-current assets	0	183
Assets	0	319
Current liabilities	0	138
Non-current liabilities	0	46
Total liabilities	0	184
Reko Diq [Member]
Disclosure of subsidiaries [line items]
Current assets	140	94
Non-current assets	1,791	933
Assets	1,931	1,027
Current liabilities	625	241
Non-current liabilities	12	2
Total liabilities	$ 637	$ 243